PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of prepaid expenses and other current assets

	As of December 31,
	2021	2022

Prepayments to suppliers (1)	$3,600	$4,711
Deferred expenses	654	659
Receivable from payment processing agencies	224	448
Rental deposits and prepaid rents	500	129
Others	2,969	505
Total	$7,947	$6,452
(1)	The prepayments primarily consist of shipping costs and advertising fee paid in advance.